Equity (Schedule of Warrants Held by Investors) (Details) - ₪ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of outstanding options and warrants as of January 1			134
Issued during the period	2,420	[1]
Exercised during the period			(134)
Number of outstanding options and warrants as of December 31	2,420
Par value	₪ 0.01		₪ 0.01
Medtronic [Member]
Disclosure of classes of share capital [line items]
Issued during the period	1,210

[1]	The amount of 2,420 thousand warrants represent the number of shares to be issued, pursuant to exercise of 1,210 thousand warrants issued to Medtronic, in connection with a private issuance in 2017. For further details see note 22(C)(2).